CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 133,873	$ 42,008
Total Current Assets	133,873	42,008
Other Assets
Certificates of Deposit	172,880	172,499
Prepaid Expenses	57,373	0
Deferred Financing Costs, net	22,966	14,471
Mining Claims – Unproved	1,797,488	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	608,038	635,212
Available For Sale Securities	22,500	12,550
Reclamation Bond – Fraser River	5,000	2,000
Total Other Assets	2,686,245	2,634,220
TOTAL ASSETS	2,820,118	2,676,228
Liabilities
Accounts Payable	41,611	56,617
Accrued Expenses - Related Party	820,474	884,474
Accrued Expenses – Ruby Mine	0	12,250
Accrued Interest	101,366	41,363
Convertible notes payable (net of discounts of $264,389 and $166,307, respectively)	836,858	608,193
Advance Gold Sales (net of discounts of $4,289 and $0, respectively)	195,711	0
Deferred Gain	0	9,835
Derivative Liabilities – Convertible Debt	696,648	496,827
Derivative Liabilities – Advances on Gold	22,223	0
Note Payable – Ruby Mine Mortgage	627,101	1,774,822
Note Payable - Equipment	41,687	0
Total Current Liabilities	3,383,679	3,884,381
Long-Term Liabilities
Note Payable – Ruby Mine Mortgage , net of current portion	1,205,537	0
Asset Retirement Obligation	6,158	5,584
Total Long-Term Liabilities	1,211,695	5,584
Total Liabilities	4,595,374	3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 10,217,468 and 4,517,601 shares outstanding at December 31, 2013 and December 31, 2012, respectively	667,758	367,490
Total Commitment & Contingencies	667,758	367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 127,897,079 and 97,485,130 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	127,898	97,485
Additional Paid-In Capital	12,962,791	11,805,636
Accumulated Other Comprehensive Income	(2,550)	(12,500)
Deficit Accumulated During Exploration Stage	(15,535,153)	(13,475,848)
Total Stockholders’ Equity (Deficit)	(2,443,014)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,820,118	2,676,228
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value issued	$ 4,000	$ 4,000